CONTRACT BALANCES - Remaining performance obligations (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Remaining performance obligations
Remaining performance obligations	¥ 1,631,208
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	3 years